Shareholder Report, Holdings (Details)	Jun. 30, 2024
Investment Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Investment Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Investment Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Investment Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Investment Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Investment Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investment Class | RUSSELL 1000 GROWTH TOTAL RETURN [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investment Class | Voya VACS Series SC Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investment Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investment Class | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investment Class | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investment Class | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investment Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class | RUSSELL 1000 GROWTH TOTAL RETURN [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Class | Voya VACS Series SC Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Class | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Investment Class | Voya VACS Series SC Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investment Class | RUSSELL 1000 VALUE INDEX TOTAL RETURN [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investment Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investment Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investment Class | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investment Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investment Class | Workday, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investment Class | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investment Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Institutional Class | Voya VACS Series SC Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | RUSSELL 1000 VALUE INDEX TOTAL RETURN [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | Workday, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Investment Class | LeMaitre Vascular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investment Class | Texas Roadhouse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investment Class | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investment Class | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investment Class | PDF Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investment Class | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investment Class | Qualys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investment Class | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investment Class | Pegasystems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investment Class | Simulations Plus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investment Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | LeMaitre Vascular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Texas Roadhouse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | PDF Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | Qualys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Pegasystems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | Simulations Plus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investment Class | Red Rock Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Investment Class | Mr Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investment Class | First Advantage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | Ashland, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | Live Oak Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investment Class | Triumph Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investment Class | Civitas Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investment Class | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investment Class | Enstar Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investment Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | Red Rock Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Mr Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | First Advantage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Ashland, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Live Oak Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Triumph Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Civitas Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Enstar Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Investment Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Investment Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Investment Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Investment Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investment Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investment Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investment Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investment Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investment Class | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investment Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investment Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Investment Class | Voya VACS Series SC Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investment Class | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Investment Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investment Class | MS_TRS_MSCI EAFE NET TOTAL RETURN USD INDEX_P [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investment Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | Ferrari NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investment Class | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investment Class | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investment Class | Cash & Other. [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investment Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Investment Class | United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Investment Class | British Virgin Islands
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Investment Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Investment Class | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Investment Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Investment Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investment Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investment Class | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investment Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | Voya VACS Series SC Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | MS_TRS_MSCI EAFE NET TOTAL RETURN USD INDEX_P [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Ferrari NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class | Cash & Other. [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Institutional Class | United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Institutional Class | British Virgin Islands
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Institutional Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Institutional Class | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Institutional Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Investment Class | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Investment Class | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investment Class | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investment Class | BX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Investment Class | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Investment Class | Voya VACS Series HYB Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Investment Class | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Investment Class | Indonesia Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Investment Class | Voya VACS Series EMHCD Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Investment Class | AMSR Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Investment Class | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Investment Class | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Investment Class | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Investment Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Investment Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Investment Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investment Class | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investment Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Investment Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Institutional Class | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Institutional Class | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | BX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class | Progress Residential Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Voya VACS Series HYB Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | Indonesia Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class | Voya VACS Series EMHCD Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class | AMSR Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Institutional Class | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Institutional Class | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Class | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%